Acquisition (Vaporin Inc) (Details Narrative) - USD ($)				3 Months Ended
	Sep. 08, 2014	Aug. 29, 2014	Oct. 29, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Fair value of stock price				$ 5.20
Process from private placement			$ 9,000,000	$ 2,941,960	$ (109,104)
Vaporin Inc [Member]
Fair value of stock price	$ 5.50					$ 3.53
Process from private placement	$ 3,142,854
Purchase price aggregated amount	4,142,854					$ 4,142,854
Annual salary of vice president	$ 200,000
Employee agreement term	The Employment Agreement has an initial term of two years and is automatically renewable for successive one-year terms unless either party opts not to renew.
Severance amount of salary previously received		$ 400,000
Vaporin Inc [Member] | During First 12 Months Price [Member]
Fair value of stock price		$ 5.00
Vaporin Inc [Member] | During Second 12 Months Price [Member]
Fair value of stock price		$ 7.50
Vaporin Inc [Member] | Series E Preferred Stock [Member]
Number of series E convertible preferred stock share converted into common stock	571,428
Percentage of common stock remain in escrow	10.00%
Vaporin Inc [Member] | Cantrells [Member]
Payment of acquisition amount		$ 800,000
Payment of acquisition additional amount within 30 days		$ 200,000
Repurchase of issuance stock		280,000
Vaporin Inc [Member] | Cantrells [Member] | Series E Preferred Stock [Member]
Number of shares issued for merger		2